Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 06, 2021
Entity Registrant Name	dei_EntityRegistrantName	CATHOLIC RESPONSIBLE INVESTMENTS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001872555
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2022
Prospectus Date	rr_ProspectusDate	Dec. 06, 2021
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
1.	The “Catholic Responsible Investments Short Duration Bond Fund – Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include U.S. dollar-denominated fixed income securities; U.S. Treasury securities; governmental agency debt; corporate debt securities; collateralized loan obligations; asset-backed securities; municipal bonds; residential and commercial mortgage-backed securities; floating rate notes; mortgage pass-through securities and adjustable rate mortgages (“ARMs”). Depending on market conditions, the Fund may invest a substantial portion of its assets in mortgage-backed debt securities issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in other types of U.S. government securities, including collateralized mortgage obligations (“CMO”) issued by U.S. government agencies or instrumentalities thereof, and may also invest in other mortgage-backed and asset-backed securities, as well as enter into repurchase agreements covering the securities described. The Fund’s fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency). The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). In addition, the Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Adviser to be of comparable quality to allowable investment grade and non-investment grade securities.

The Fund will invest primarily in securities denominated in U.S. dollars; however, the Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost-effective basis than by use of physical securities alone. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use fundamental research to capture inefficiencies in the valuation of sectors and individual securities, and may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg U.S. Treasury (1-3 Year) Index (the “Index”) duration, generally ranging within one to three years. The Fund seeks to maintain a low duration, typically within a range of +/- 10% of the Index, but may lengthen or shorten its duration within that range.

Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point. Thus, the higher the duration, the more volatile the security.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration index, the Bloomberg U.S. Treasury 1-3 Year Index, which is an ultra high credit quality benchmark and not broadly diversified across bond market sectors. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 10% below investment grade (off-benchmark) exposure is permitted. Non-U.S. dollar instruments are not permitted.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark (and its duration profile) and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management seeks to advance the Fund’s investment objective by investing in securities considered to be attractive in terms of both yield and total return and that are issued by issuers that are on a sound financial footing. Wellington Management normally invests in “investment grade” securities and will also consider factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of the entire portfolio when making investment decisions.

Fixed income securities in which Wellington Management may invest include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; (5) commercial mortgage-backed securities; (6) zero coupon securities; and (7) fixed-income related derivatives.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church.  The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

2.	The following disclosure is hereby added to the “Catholic Responsible Investments Short Duration Bond Fund – Principal Risks” section of the Prospectus:

Credit Spread Risk – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Liquidity Risk – Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Collateralized Loan Obligations Risk — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Impact Investing Risk – The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

3.	In the “Catholic Responsible Investments Short Duration Bond Fund – Principal Risks” section of the Prospectus, the disclosure relating to Active Management Risk is hereby deleted and replaced with the following:

Active Management Risk — The Fund is subject to the risk that a Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND
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5.	The “Catholic Responsible Investments Opportunistic Bond Fund – Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments.

For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities, adjustable rate mortgages (“ARMs”), mortgage-pass through securities and mortgage dollar rolls; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; collateralized loan obligations; asset-backed securities and floating rate notes. The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 20% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. Generally, the Fund will invest in securities denominated in U.S. dollars but may invest in non-U.S. dollar securities issued by foreign entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell U.S. Treasury futures to manage the Fund’s portfolio duration, yield curve positioning, or trade execution on a more cost-effective basis than by use of physical securities alone. The Fund may use credit default swaps on a single issuer (CDS) or a credit default swap index (CDX) to hedge credit risk. Some of these investments will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.

A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be obligations of corporations, non-U.S. dollar denominated. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may invest in futures, primarily interest rate and U.S. Treasury futures, and forward and swaps in the interest rate, currency and credit default markets. The Fund may buy or sell futures or swaps to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Fund combines complementary active managers to enhance risk-adjusted returns by exposing the Fund to multiple return drivers. The Sub-Advisers in the Fund use top-down macroeconomic analysis along with fundamental research to capture inefficiencies in the valuation of sectors and individual securities combined with duration management in pursuit of above-benchmark returns over a full market cycle. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Fund seeks to combine economic and fundamental research to capture inefficiencies in the valuation of market sectors and individual securities. It is also designed to permit its sub-advisers substantial flexibility to adjust the portfolio to take advantage of volatile market conditions and to mitigate the negative impact of rising interest rates.

The Sub-Advisers actively manage the duration of the Fund and purchase securities such that the average weighted duration of the Fund’s portfolio will typically be similar to the Bloomberg 1-5 Year Government Credit Index (the “Index”) duration, generally ranging within one-half years to five years. The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-2.5 years of the Bloomberg 1-5 Year Government Credit Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg 1-5 Year Government Credit Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC Management has an overall investment objective is to seek total return versus the Bloomberg 1-5 Year Government Credit Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated investment grade and high yield fixed income securities, predominantly via securitized bonds without any issue or issuer concentration constraints. The long-term objective of the account is to outperform the Bloomberg 1-5 Year Government Credit Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a short duration, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a standard short duration benchmark, the Bloomberg U.S. Government/Credit 1-5 Year Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Up to 20% below investment grade (off-benchmark) exposure is permitted. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church.  The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

6.	The following disclosure is hereby added to the “Catholic Responsible Investments Opportunistic Bond Fund – Principal Risks” section of the Prospectus:

Credit Spread Risk – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Offerings of securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are more concentrated and less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Liquidity Risk – Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Collateralized Loan Obligations Risk — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Impact Investing Risk – The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

7.	In the “Catholic Responsible Investments Opportunistic Bond Fund – Principal Risks” section of the Prospectus, the Merger and Other Arbitrage Transactions Risk disclosure is hereby deleted.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND
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9.	The “Catholic Responsible Investments Bond Fund – Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. The Fund’s assets are allocated across different fixed-income market sectors and maturities. For purposes of the Fund’s 80% investment policy, fixed-income securities and debt instruments include mortgage related securities, including mortgage-backed securities (“MBS”), adjustable rate mortgages (“ARMs”) and mortgage pass-through securities; U.S. and non-U.S. corporate debt securities; Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations); fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality; municipal bonds; asset-backed securities; debt issuances of REITs; convertible bonds; preferred stock; covered bonds and bonds issued by U.S. colleges and universities; leveraged bank loans; commercial paper; floating rate notes and other securities included in the Index (defined below). The Fund may enter into repurchase agreements covering the foregoing securities. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund’s fixed income securities may include unrated securities, if deemed by the Sub-Advisers to be of comparable quality to allowable investment grade and non-investment grade securities. A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments), including to be announced MBS (“TBA”). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. Some of these investments in derivatives will cause the Fund to be, in part, indirectly exposed to companies that would otherwise be screened out by the Adviser’s Catholic Responsible Investments screening criteria. Accordingly, the Fund limits such investments to situations where they (a) do not constitute, in the aggregate, more than 5% of the Fund’s investments at any time, and (b) where the Adviser determines such investments are necessary to achieve the Fund’s investment objective and when the Adviser believes there are no reasonable alternative investments that exist that are consistent with its Catholic Responsible Investing screening criteria.

The Fund will invest primarily in securities denominated in U.S. dollars. The Fund may invest in non-U.S. dollar securities issued by foreign entities, including developed and emerging market debt securities, some of which may include obligations of corporations, non-U.S. governments or their subdivisions, agencies, government-sponsored enterprises, foreign local government entities, and supranational entities. The Fund will strive to hedge non-U.S. dollar exposure through the use of derivatives in the form of currency forwards or currency swaps. Derivatives will not be used to gain exposure to non-U.S. dollar currencies. The Fund may invest in futures, primarily U.S. Treasury futures. The Fund may buy or sell futures to manage the Fund’s portfolio duration, yield curve positioning or trade execution on a more cost effective basis than by use of physical securities alone. The Fund may not purchase private placement securities except for securities eligible for re-sale under Rule 144A of the 1933 Act. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of the Adviser. The Sub-Advisers may engage in relative value trading and asset allocation for portfolio management. The Sub-Advisers actively manage the duration of the Fund and purchases securities such that the average weighted duration of the Fund’s portfolio will typically be within a range of +/- 20% of the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund defines duration by reference to the Index.

Brandywine Global Investment Management, LLC (“Brandywine Global”)

Brandywine Global takes a top-down, macro, value-oriented approach to fixed income investing. Given the size of the U.S. economy and its deep interconnectedness with the global economy via trade, financial, central bank, and USD dependency, Brandywine Global seeks to understand the U.S. business and monetary cycles in relation to the broader global macro-economic picture as opposed to solely in isolation.

The Brandywine Global - U.S. Fixed Income (“USFI”) strategy utilized in the Fund is a U.S.-only strategy that emphasizes active duration management as a key alpha driver, supplemented by trigger-based allocations to investment grade credit when spreads have widened. Portfolio duration will be managed within a range of +/-25% of the Bloomberg U.S. Aggregate Bond Index. When investing in fixed income securities, Brandywine Global has a natural bias to own medium- to longer-dated fixed-rate bonds. Brandywine Global has the flexibility to reduce portfolio duration should it believe duration risk poses a significant threat to capital preservation. Brandywine Global invests primarily in U.S. government securities and investment-grade corporate credit. Brandywine Global accepts meaningful credit risk only after spreads have widened and the opportunity exists to invest in credit sectors trading at a discount, profiting as spreads normalize. Typically, the USFI strategy has employed limited use of derivatives. However, Brandywine Global has the option to use futures to adjust duration within the normal guideline bands. Credit default swaps are allowed for managing credit exposure or trading execution on a more cost-effective basis than by use of physical securities alone.

To avoid the inefficiencies of multi-sector U.S. bond benchmarks, the Brandywine Global portfolio management team takes a benchmark-agnostic approach that limits investment to only the few sectors and issues considered most attractive. The primary objective of the USFI strategy utilized in the Fund is to seek to outperform the Bloomberg U.S. Aggregate Bond Index over a full market cycle in differentiated ways than Brandywine Global’s peers while preserving the diversification benefits of core bonds (e.g. minimizing domestic equity correlations during periods of heightened market volatility).

Dodge & Cox

Dodge & Cox will invest primarily in U.S. fixed income securities, including, but not limited to, U.S. government and agency securities, corporate bonds, and mortgage- and asset-backed securities. Dodge & Cox will also invest in below investment grade securities and U.S. dollar-denominated debt of non-U.S. issuers, including corporate, sovereign, foreign agencies, foreign local government entities, and supranationals.

Dodge & Cox seeks to construct and manage a portfolio of securities selected through bottom-up fundamental analysis and with an emphasis on valuation. By combining fundamental research with a long-term investment horizon, Dodge & Cox seeks to uncover and act upon inefficiencies in the relative valuations of individual securities. Dodge & Cox’s credit research focuses on the factors it believes can influence an individual issuer’s creditworthiness and any downside protection that exists. At the security level, Dodge & Cox’s analysis emphasizes the terms and conditions and structural characteristics of each instrument. Dodge & Cox also considers economic trends and special circumstances that may affect an industry or a specific issuer or issue.

Sun Life Capital Management (U.S.) LLC (“SLC Management”)

The portion of the Fund managed by SLC management has an overall investment objective to seek total return versus the Bloomberg U.S. Aggregate Bond Index while providing protection against interest rate risk. SLC Management attempts to accomplish these investment objectives by investing in U.S. dollar denominated, investment grade fixed income securities. The long-term objective of the account is to outperform the Bloomberg U.S. Aggregate Bond Index when measured over 3-to-5 year periods. The sensitivity to interest rate changes is intended to track the market for domestic, investment grade fixed income securities. The effective duration of the account’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the benchmark. The primary strategies utilized for value add are sector rotation, issue selection, and yield curve positioning.

Teachers Advisors, LLC (“TAL”)

TAL will manage a diversified fixed income portfolio consistent with an investment objective of seeking long-term capital appreciation and current income in a core, U.S. dollar-oriented, predominantly investment grade risk profile. The portfolio will be benchmarked against a commonly used core benchmark, the Bloomberg U.S. Aggregate Index. The portfolio is actively managed, primarily through a fundamental, bottom up investment process focused on sector relative value and idiosyncratic security selection, and to a lesser extent via duration and yield curve positioning and tactical trading. Any non-U.S. dollar positions will be fully hedged back to U.S. dollars.

TAL will strive to select securities for the portfolio that align with its proprietary impact investing framework for public fixed income markets. This approach was established in 2007 and seeks to direct capital to securities with explicit use of proceeds language in offering documents and a clear commitment to impact reporting via project-specific key performance indicators. The portfolio management team will select securities that the team believes represent attractive relative value and favorable risk-adjusted potential as compared with the performance benchmark and that align with two social themes (Affordable Housing, Community & Economic Development) and two environmental themes (Renewable Energy & Climate Change, Natural Resources). Investing on the basis of environmental and social impact is qualitative and subjective by nature. There can be no assurance that every investment by TAL will meet TAL’s impact criteria, or will do so at all times, or that the impact framework or any judgement exercised by TAL will reflect the beliefs or values of any particular investor. TAL may invest up to 20% of the current market value of the portfolio in non-impact securities in order to achieve desired portfolio level characteristics and manage risk.

Catholic Responsible Investing

The Fund will invest its assets in a manner consistent with the components, details and definitions of Catholic Responsible Investing (“CRI”) as adopted from time to time by the De La Salle Brothers of the Christian Schools. CRI is an investment strategy designed specifically to help investors seek sound financial returns while remaining faithful to the teachings of the Roman Catholic Church.  The components and details of CRI are intended to reflect both the charism (or founding spirit) and the current teachings of the Roman Catholic Church and, as such, the components and details are as adopted from time to time by the De La Salle Brothers of the Christian Schools, currently through the action of its civil entity, the Adviser.

CRI blends core Roman Catholic Church teaching with a disciplined, diversified investment process aimed at delivering competitive, risk-adjusted returns over time. Currently, the three components of CRI are Catholic investment screening, active ownership and diversified investment management. For more information about the Fund’s policy to invest consistent with CRI and these three components, please see the section of the Fund’s Prospectus entitled “More Information about the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks, Fundamental Investment Policy of Catholic Responsible Investing.”

As part of the Fund’s Catholic Responsible Investing Process, the Adviser maintains a master list of global securities that are restricted from inclusion in the Fund’s portfolio. While the Catholic Responsible Investing screening criteria are designed to exclude certain companies or investments from the potential investment universe because these companies operate businesses deemed inconsistent with Catholic values, the Adviser does not anticipate this reduction to have a material impact on the Fund’s ability to achieve its investment objective. The Adviser seeks to balance the impact of the Catholic Responsible Investing screening criteria by either overweighting select portfolio holdings or substituting additional holdings so that the Fund’s overall portfolio composition is adjusted to achieve its investment objective. As a result, Fund performance may be different than a fund with a similar investment strategy that does not invest in accordance with Catholic Responsible Investing screening criteria.

10.	The following disclosure is hereby added to the “Catholic Responsible Investments Bond Fund – Principal Risks” section of the Prospectus:

Credit Spread Risk – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

Foreign Sovereign Debt Securities Risk – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Liquidity Risk – Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss.

Portfolio Turnover Risk – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Impact Investing Risk – The Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Fund may forgo some market opportunities available to funds that do not use these criteria.

11.	In the “Catholic Responsible Investments Bond Fund – Principal Risks” section of the Prospectus, the first sentence of the Emerging Markets Securities Risk disclosure is hereby deleted and replaced with the following:

The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities.